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Virtus SGA New Leaders Growth Fund
Virtus SGA New Leaders Growth Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 14 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 79 of the fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus SGA New Leaders Growth Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.25%	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus SGA New Leaders Growth Fund		Class A	Class C	Class I	Class R6
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.40%	0.36%	0.44%	0.33%
Total Annual Fund Operating Expenses		1.45%	2.16%	1.24%	1.13%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.06%)	(0.02%)	(0.10%)	(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.39%	2.14%	1.14%	0.91%
[1]	Estimated for current fiscal year, as annualized.
[2]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 2.14% for Class C Shares, 1.14% for Class I Shares and 0.91% for Class R6 Shares through January 31, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus SGA New Leaders Growth Fund - USD ($)	1 Year	3 Years
Class A	708	996
Class C	317	672
Class I	116	373
Class R6	93	314

Expense Example No Redemption - Virtus SGA New Leaders Growth Fund - USD ($)	1 Year	3 Years
Class A	708	996
Class C	217	672
Class I	116	373
Class R6	93	314

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. As of the date of this prospectus, the fund has not completed a fiscal year of operations; therefore, portfolio turnover information for the fund is not shown here.

Investments, Risks and Performance
Principal Investment Strategies
The fund’s subadviser, Sustainable Growth Advisers, LP (“SGA”), uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. From such companies, SGA identifies “new leaders” which are companies early in their life cycle, with a focus on companies that demonstrate high quality balance sheets and sustainable revenue and earnings which the subadviser believes is an indicator of a company’s positive growth trajectory. The fund’s assets are expected to be primarily invested in such companies.
The fund will invest in securities of issuers located throughout the world, including the United States (“U.S.”). Under normal circumstances, the fund will invest primarily in equity securities, with at least 35% of the fund’s net assets in issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the fund’s subadviser, Sustainable Growth Advisers, LP (“SGA”), considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S. The fund may invest up to 40% of its net assets in the securities of companies located in countries included in the MSCI Emerging Markets Index.
SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. As part of its analysis of long-term business quality, SGA may also consider certain environmental, social, and governance (“ESG”) factors, in addition to including the use of analysis and rankings from third-party ESG research providers. Such factors may include issues such as climate change and carbon emissions, waste management, water scarcity, data protection and privacy, employee engagement, human rights, labor standards, Board composition and executive compensation. SGA applies these ESG factors to all fund investments in areas such as company cash flow projections and valuation. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations, however, it will generally invest at least 80% of its assets in companies that at the time of initial investment or within the last 12 months had market capitalizations that do not exceed the largest capitalization constituent of the fund’s Primary Benchmark at the time of initial purchase or within the last 12 months. As of September 30, 2020, the market capitalization of the largest constituent of the fund’s Primary Benchmark was $37.45 billion. The fund’s Primary Benchmark is the MSCI All Country World Index (ACWI) Mid-Cap Index Net Total Return. The fund will allocate its assets among various regions and countries (but no fewer than three non-U.S. countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors. The fund is non-diversified under federal securities laws.
SGA may trade foreign currency forward contracts or currency futures in an attempt to reduce the fund’s risk exposure to adverse fluctuations in currency exchange rates.
SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.
Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Emerging Market Risk.  Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Geographic Concentration Risk.  A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political and other events negatively affecting that location and may cause the value of the fund to decrease, perhaps significantly.

Sector Focused Investing Risk.  Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Convertible Securities Risk.  The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

Currency Rate Risk.  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

Depositary Receipts Risk.  Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

ESG Risk.  The fund’s consideration of ESG factors may result in the fund declining to buy certain securities when it might otherwise be advantageous to do so, or may choose to sell securities for ESG reasons when it might otherwise be disadvantageous for it to do so.

Growth Stocks Risk.  The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Large Market Capitalization Companies Risk.  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

New Fund Risk.  The fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.

Non-Diversification Risk.  The fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Preferred Stocks Risk.  Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Small and Medium Market Capitalization Risk.  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here. Updated performance information is available at virtus.com or by calling 800-243-1574.